COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Operating lease commitments
Office Premises
RMB
2015	170,867,421
2016	101,503,975
2017	58,110,956
2018	23,039,320
2019	11,583,618
Thereafter	14,102,255
379,207,545